Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$234,605,890.02	0.5865147	$201,834,327.42	0.5045858	$32,771,562.60
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$847,255,890.02	0.6774524	$814,484,327.42	0.6512488	$32,771,562.60

Weighted Avg. Coupon (WAC)	3.16%		3.15%
Weighted Avg. Remaining Maturity (WARM)	46.38		45.42
Pool Receivables Balance	$892,420,379.51		$858,519,761.11
Remaining Number of Receivables	60,981		60,001

Adjusted Pool Balance	$866,157,585.22		$833,386,022.62

III. COLLECTIONS

Principal:
Principal Collections	$32,589,703.91
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$685,392.68
Total Principal Collections	$33,275,096.59

Interest:
Interest Collections	$2,350,688.68
Late Fees & Other Charges	$58,006.69
Interest on Repurchase Principal	$-
Total Interest Collections	$2,408,695.37

Collection Account Interest	$5,841.36
Reserve Account Interest	$637.60
Servicer Advances	$-

Total Collections	$35,690,270.92

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$35,690,270.92
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$35,690,270.92

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$743,683.65	$-	$743,683.65	$743,683.65
Collection Account Interest					$5,841.36
Late Fees & Other Charges					$58,006.69
Total due to Servicer					$807,531.70

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$132,943.34		$132,943.34
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$629,339.26		$629,339.26	$629,339.26

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$34,100,561.96

9. Regular Principal Distribution Amount:					$32,771,562.60

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$32,771,562.60
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$32,771,562.60		$32,771,562.60
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$32,771,562.60		$32,771,562.60

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,328,999.36

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$26,262,794.29
Beginning Period Amount	$26,262,794.29
Current Period Amortization	$1,129,055.80
Ending Period Required Amount	$25,133,738.49
Ending Period Amount	$25,133,738.49
Next Distribution Date Required Amount	$24,029,417.24

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	December 2015
Distribution Date	01/15/16
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.18%	2.27%	2.27%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.89%	59,333	98.50%	$845,630,260.92
30 - 60 Days	0.85%	508	1.15%	$9,842,467.74
61 - 90 Days	0.20%	122	0.27%	$2,309,924.35
91-120 Days	0.05%	33	0.07%	$621,680.86
121 + Days	0.01%	5	0.01%	$115,427.24
Total		60,001		$858,519,761.11

Delinquent Receivables 30+ Days Past Due
Current Period	1.11%	668	1.50%	$12,889,500.19
1st Preceding Collection Period	1.02%	621	1.37%	$12,218,424.34
2nd Preceding Collection Period	0.92%	571	1.24%	$11,427,692.90
3rd Preceding Collection Period	0.83%	519	1.11%	$10,660,941.17
Four-Month Average	0.97%		1.30%

Repossession in Current Period		38		$795,939.74
Repossession Inventory		86		$471,078.20

Current Charge-Offs
Gross Principal of Charge-Offs				$1,310,914.49
Recoveries				$(685,392.68)
Net Loss				$625,521.81

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.84%

Average Pool Balance for Current Period				$875,470,070.31

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.86%
1st Preceding Collection Period				0.27%
2nd Preceding Collection Period				0.60%
3rd Preceding Collection Period				0.82%
Four-Month Average				0.64%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		82	733	$11,548,978.66
Recoveries		68	546	$(5,217,780.91)
Net Loss				$6,331,197.75
Cumulative Net Loss as a % of Initial Pool Balance				0.49%

Net Loss for Receivables that have experienced a Net Loss *		68	602	$6,344,834.16
Average Net Loss for Receivables that have experienced a Net Loss				$10,539.59

Principal Balance of Extensions				$5,211,799.32
Number of Extensions				252

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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